Consolidated Statements Of Cash Flows (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Payments of Stock Issuance Costs	¥ 31,785
IPO [Member]
Payments of Stock Issuance Costs	¥ 31,785